Right-of-Use Asset and Lease Liability - Schedule of Right-of-Use Asset (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Cost:
Balance	$ 3,206,581
Disposal	(3,206,581)
Additions		3,208,882
Foreign exchange		(2,301)
Balance		3,206,581
Depreciation:
Balance	207,328
Depreciation charge for the year	261,347	207,328
Disposal	(470,542)
Foreign exchange	1,867
Balance		207,328
Net book value:
Balance		$ 2,999,253